Income Taxes - Summary of Income Tax Expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of current and deferred tax expense benefit [Line items]
Current income tax expense	¥ 2,056,433	¥ 843,674	¥ 1,190,782
Deferred income tax expense (benefit)	(162,768)	332,091	(74,864)
Income tax expense	1,893,665	1,175,765	1,115,918
TMC and domestic subsidiaries [Member]
Disclosure of current and deferred tax expense benefit [Line items]
Current income tax expense	1,432,299	758,772	672,077
Deferred income tax expense (benefit)	(42,906)	27,783	42,131
Foreign subsidiaries [Member]
Disclosure of current and deferred tax expense benefit [Line items]
Current income tax expense	624,134	84,902	518,705
Deferred income tax expense (benefit)	¥ (119,862)	¥ 304,308	¥ (116,995)